Summary of Significant Accounting Policies (Details) - Schedule of the two-class method in calculating earnings per share - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Schedule of the two-class method in calculating earnings per share [Abstract]
Net income (loss) allocable to Class A ordinary shares subject to possible redemption	$ (3,007,218)	$ 477,779	$ 319,025	$ 686,117
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted (in Shares)	5,414,837	9,000,000	3,834,783	9,000,000
Basic and Diluted net income (loss) per share, Redeemable Class A Ordinary shares	$ (0.56)	$ 0.05	$ (0.08)	$ (0.08)
Net income (loss) allocable to Class B ordinary shares not subject to redemption	$ (1,557,247)	$ 148,855	$ (246,273)	$ (213,763)
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted (in Shares)	2,804,000	2,804,000	2,960,283	2,804,000
Basic and diluted net income (loss) per share, ordinary shares (in Dollars per share)	$ (0.56)	$ 0.05